ORGANIZATION (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) fund $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares
Organization
Number of underlying funds | fund	6
Income Taxes
Provision for income taxes | $	$ 0
Distributions
Distributions declared (in dollars per unit) | $ / shares	$ 0.00	$ 0.00	$ 0.00
Subscriptions
Notice period for subscription of units (in business days)	5 days
Redemptions
Minimum notice period for redemption of units (in business days)	4 days
Class A | Minimum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	1.00%
Class A | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class D | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class I | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class AA | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	3.00%
Class II | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	3.00%
Class MM | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	3.00%